Cash generated from operations (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Profit before taxation	$ 3,609	$ 1,775
Adjusted for:
Amortisation of tangible and right of use assets	600	558
Finance costs and unwinding of obligations	128	85
Environmental, rehabilitation, silicosis and other provisions	(10)	(46)
Impairment (reversal of impairment), derecognition of assets and (profit) loss on disposal	11	(26)
Other expenses (income) (non-cash portion)	31	82
Finance income	(73)	(71)
Share of associates and joint ventures’ profit	(325)	(63)
Gain on settlement of bonds	(15)	0
Other non-cash movements	(7)	8
Other exchange losses	8	56
Movements in working capital	(161)	(308)
Cash generated from operations	3,796	2,050
(Increase) decrease in inventories	(43)	19
Increase in trade and other receivables	(151)	(186)
Increase (decrease) in trade and other payables	33	(141)
Movements in working capital	$ (161)	$ (308)